19. BORROWINGS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of borrowings and financing

Borrowings and financing by type

	2020	2019	Contractual maturity
			Principal	Interest
Foreign currency Senior Notes	9,000,226	6,980,817	Jul 2025	Semiannual
Debentures
Public	7,267,752	7,110,737	Aug 2023 to Feb 2035	Semiannual
Private	3,583,906		Jan 2022	Monthly
Financial institutions
Local currency
BNDES	4,256,709	3,947,137	Mar 2024 to Feb 2033	Monthly
Other	2,102,188	2,071,209	Jan 2021 to Feb 2035	Monthly and semiannual
Foreign currency	8,825,443	6,725,591	Aug 2023 to Feb 2035	Semiannual
Foreign currency multilateral financing	492,674	360,161	Aug 2024 to Feb 2030	Semiannual
Default payment
Local currency	207,035	207,035	Feb 2038 to Feb 2042	Single installment
Foreign currency	5,782,888	4,239,168	Feb 2038 to Feb 2042
Subtotal	41,518,821	31,641,855
Incurred debt issuance cost	(27,103)	(13,911)
Debt discount (*)	(15,147,984)	(13,401,195)
Total	26,343,734	18,226,749
Current	424,957	326,388
Non-current	25,918,777	17,900,361

(*) The calculation takes into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

Schedule of debt issuance costs by type	Debt issuance costs by type
	2020	2019
Financial institutions	12,437	13,306
Debentures	14,666	605
Total	27,103	13,911
Current	14,402	1,404
Non-current	12,701	12,507

Schedule of debt breakdown per currency

Debt breakdown by currency

	2020	2019
Euro	590,083	311,309
US dollar (*)	16,251,663	9,209,982
Brazilian reais	9,501,988	8,705,458
Total	26,343,734	18,226,749

(*) Considers Oi Móvel’s First Issue Private Debenture. Even though this is a local debt, denominated in Brazilian reais, it is compounded on a daily basis based on the US dollar foreign exchange rate.

Schedule of debt breakdown per index

Debt breakdown by index

	Index/rate	2020	2019
Fixed rate	1.75% p.a. – 13.61% p.a.	15,980,649	9,078,998
CDI	80% of CDI	5,184,615	4,694,687
TJLP	2.95% p.a. + TJLP	4,255,632	3,945,972
TR	0% p.a.	30,830	22,662
Other	0% p.a.	892,008	484,430
Total		26,343,734	18,226,749

Schedule of maturity analysis of long term debt

Maturity schedule of the long-term debt and debt issuance costs allocation schedule

	Long-term debt	Debt issuance costs	Debt discount

2022	3,572,050	2,931	1,070,538
2023	364,495	1,846	1,068,167
2024	892,552	1,846	1,074,094
2025	9,573,622	1,268	1,000,425
2026 and thereafter	26,676,743	4,810	10,934,760
Total	41,079,462	12,701	15,147,984

Schedule of changes in borrowings and financing

Changes in borrowings and financing

	2019	Borrowing	Interest, monetary corrections, and exchange differences	Amortization of debt discount	Principal and interest payment	Tax and other payments	Transfers and other	2020
Borrowings and financing	31,641,855	2,499,999	8,352,721		(803,731)	(146,615)	(25,409)	41,518,820
Debt discount	(13,401,195)		(3,159,739)	1,412,950				(15,147,984)
Debt issuance costs	(13,911)						(13,191)	(27,102)
Total borrowings and financing	18,226,749	2,499,999	5,192,982	1,412,950	(803,731)	(146,615)	(38,600)	26,343,734